Pension and Other Employee Benefit Plans (Components of Net Periodic Costs of Severance Indemnities and Pension Plans) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	¥ 14,559	¥ 16,365
Interest costs on projected benefit obligations	3,626	2,700
Expected return on plan assets	(18,050)	(18,478)
Amortization of prior service cost (benefits)	(2,410)	(2,410)
Amortization of net actuarial loss (gain)	(9,741)	(10,263)
Special termination benefits	3,831	4,154
Net periodic benefit cost	¥ (8,185)	¥ (7,932)